VAN KAMPEN UNIT TRUSTS, SERIES 702

              Cohen & Steers Global Infrastructure Strategy 2008-2

                SUPPLEMENT TO THE PROSPECTUS DATED MARCH 4, 2008

         Notwithstanding anything to the contrary in the prospectus, the amounts shown on page 3 under the heading "Fee Table--Example" for "3 years", "5 years" and "10 years" are as follows:

                        3 years             $   924
                        5 years               1,502
                        10 years              3,058



Supplement Dated:  March 24, 2008